Variable Interest Entities (Tables)	9 Months Ended
Sep. 30, 2021
Variable Interest Entity, Primary Beneficiary, Does Not Hold Majority Voting Interest, Disclosures [Abstract]
Schedule of Financial Information of VIE's	The revenues, income before income taxes and net cash provided by operating activities for our variable interest entities for the three and nine months ended September 30, 2021 and 2020 are as follows:

	Three months ended September 30,		Nine months ended September 30,
	2021	2020	2021	2020
Revenues	$18	$29	$67	$79
Income before income taxes	—	5	5	11
Net cash provided by operating activities	2	5	10	12